Goodwill and other intangible assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Sep. 28, 2020	Jan. 23, 2020	Dec. 31, 2019	Dec. 31, 2018	May 14, 2018	Mar. 08, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 44,364			€ 44,519	€ 44,235
Intangible assets other than goodwill	18,421			16,572	21,889
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 11,400			13,300	15,500
Useful life measured as period of time, intangible assets other than goodwill	10 years
Concentration risk percentage	91.00%
Technological Platforms
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 200			200	200
Useful life measured as period of time, intangible assets other than goodwill	10 years
Trademarks
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 100			€ 100	100
Useful life measured as period of time, intangible assets other than goodwill	12 years
Acquired in Process R and D | Intangible assets excluding software
Disclosure of reconciliation of changes in goodwill [line items]
Acquired R and D starting to be amortized in the period	€ 692
Principia
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date		€ 2,534
Goodwill		€ 913
Synthorx
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date			€ 1,549
Goodwill			€ 930
Bioverativ
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date							€ 8,113
Goodwill							€ 2,676
Ablynx N.V.
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date						€ 2,409
Goodwill						€ 1,360
Immuno-oncology product Libtayo | Acquired in Process R and D
Disclosure of reconciliation of changes in goodwill [line items]
Acquired R and D starting to be amortized in the period					€ 348